REMUNERATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
REMUNERATION OF KEY MANAGEMENT PERSONNEL

7. REMUNERATION OF KEY MANAGEMENT PERSONNEL

Directors of the Group and Company received the following remuneration during the years ended March 31, 2025 2024 and 2023:

	Year ended March 31,
	2025				2024
$’000	Directors’ fees	Bonus	Salary	Share based payment expenses	Directors’ fees	Bonus	Salary	Share based payment expenses
G. Cerrone (1)	574	348	-	-	376	934	-	-
G Jacob (2)	-	100	350	228	-	196	392	526
W Simon	41	-	-	35	40	-	-	10
J Brancaccio	40	-	-	45	56	-	-	30
B Denoyer	40	-	-	11	40	-	-	11
	695	448	350	319	512	1,130	392	577

	Year ended March 31,
$’000	2023
	Directors fees	Bonus	Salary	Share based payment expenses

G. Cerrone (1)	145	300	-	-
G Jacob	-	217	433	834
W Simon	39	-	-	-
J Brancaccio	39	-	-	24
B Denoyer	39	-	-	18
	262	517	433	876

(1)

Gabriele Cerrone had a bonus awarded for $347,500 in the year ended March 31, 2025.

Gabriele Cerrone’s bonus awarded for $939k in the year ended March 31, 2024 comprised of $614k awarded in recognition of his renegotiation with Tuft and dealing with the Office of Research Administration (ORA) regarding payment terms and $320k awarded in recognition of his efforts in arranging the global private placing in September 2023.

Gabriele Cerrone’s bonus awarded for $300k in the year ended March 31, 2023 comprised of $150k awarded in recognition of his support in the offering in May 2022 to list the Company on NASDAQ and $150k awarded in recognition of his efforts in arranging the global private placing in March 2023.

All bonuses were settled via the issuance of shares.

(2)	Gary Jacob bonus is payable base on a performance condition.

The following share options were granted to Directors in the year:

	2025	2024	2023
	Number of options	Number of options	Number of options

J Brancaccio	56,509	40,000	35,385
G Jacob	507,960	50,000	84,615
W Simon	62,848	40,000	26,154
B Denoyer	18,613	10,000	3,077
	645,930	140,000	149,231

No director has yet benefitted from any increase in the value of share capital since issuance of the options and no director exercised share options in the year.

The Key Management Personnel of the Group are members of the leadership team who have the authority and responsibility for planning, directing and controlling the activities of the Group either directly or indirectly. They include all Directors of the Board (executive and non-executive). Key Management Personnel compensation is set out below.

	2025	2024	2023
	$’000	$’000	$’000

Short-term employee benefits	1,629	2,559	1,500
Share based payments	643	1,005	1,273

	2,272	3,564	2,773